Deferred Income (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income [abstract]
Deferred income

	2018	2019
	RMB’000	RMB’000
As at 1 January	5,679	10,442
Government grants received during the year to compensate the cost related to the project of energy efficiency renovations of thermoelectric unit	5,200	-
Amortization	(437)	(437)

As at 31 December	10,442	10,005